Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2012
Share-based compensation
Summary of share options granted

	Year ended December 31,
	2010		2011	2012
Total number of share options granted	978,000		—	—
Weighted average exercise price per share (US$/share)	US$	4.545	—	—
Weighted average vesting period (in years)	3.00		—	—
Weighted average contractual life (in years)	6.00		—	—

Schedule of weight average assumptions used in determining the fair value of the share options granted
	Year ended December 31,
	2010	2011	2012
Valuation assumptions
Expected term (in years)	4.5	—	—
Expected volatility	64.73%	—	—
Expected dividend	0%	—	—
Risk-free rate	0.75%-1.41%	—	—

Summary of stock option activity

	Number of options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		US$	Years	US$
Balance as of December 31, 2009	—	—
Granted	978,000	4.55
Balance as of December 31, 2010	978,000	4.55
Exercised	(800)	4.55
Forfeited	(119,500)	4.55
Balance as of December 31, 2011	857,700	4.55
Forfeited	(128,000)	4.55
Balance as of December 31, 2012	729,700	4.55	2.67	(383)
Vested and expected to vest as of December 31, 2012	654,543	4.55	2.67	(344)
Exercisable as of December 31, 2012	296,200	4.55	2.67	(156)

Summary of non-vested shares activity

	Number of non-vested shares	Weighted average grant- date fair value
		US$
Balance as of January 1, 2010	2,056,830	3.44
Granted	870,000	4.48
Vested	(993,068)	3.47
Forfeited	(13,336)	3.38
Balance as of December 31, 2010	1,920,426	3.90
Granted	364,000	5.96
Vested	(1,035,452)	3.64
Forfeited	(248,548)	3.78
Balance as of December 31, 2011	1,000,426	4.94
Granted	6,140,000	3.84
Vested	(378,346)	4.83
Forfeited	(96,988)	4.53
Balance as of December 31, 2012	6,665,092	3.94
Vested but not exercised as of December 31, 2012	3,683,152	3.59

Schedule of allocation of share-based compensation cost

	Year ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Research and development expenses	3,599	3,960	2,575	413
Sales, marketing and distribution expenses	3,810	5,414	4,341	697
General and administrative expenses	23,690	19,967	13,521	2,170
Total share-based compensation	31,099	29,341	20,437	3,280